UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 29, 2018

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Profile Funds
(Institutional, Investor and Class L)
Semi-Annual Report
June 29, 2018
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of each Fund. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

Great-West Conservative Profile Fund
Summary of Investments by Asset Class as of June 29, 2018
Asset Class	Percentage of Fund Investments
Bond	47.44%
Fixed Interest Contract	22.51
Large Cap Equity	10.04
International Equity	7.40
Real Estate Equity	5.05
Mid Cap Equity	5.01
Small Cap Equity	2.55
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$1,000.60	$1.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.90	$1.80
Investor Class
Actual	$1,000.00	$ 999.10	$3.50
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$3.54
Class L
Actual	$1,000.00	$ 997.90	$4.73
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$4.78
* Expenses are equal to the Fund's annualized expense ratio of 0.36% for the Institutional Class, 0.71% for the Investor Class and 0.96% for the Class L shares, multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.34%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Conservative Profile Fund
Summary of Investments by Asset Class as of June 29, 2018
Asset Class	Percentage of Fund Investments
Bond	33.02%
Fixed Interest Contract	22.01
Large Cap Equity	16.25
International Equity	11.97
Mid Cap Equity	8.10
Real Estate Equity	4.54
Small Cap Equity	4.11
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$1,002.40	$2.02
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	$2.04
Investor Class
Actual	$1,000.00	$1,000.00	$3.75
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$3.79
Class L
Actual	$1,000.00	$ 999.90	$4.98
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.03
* Expenses are equal to the Fund's annualized expense ratio of 0.41% for the Institutional Class, 0.76% for the Investor Class and 1.01% for the Class L shares, multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.39%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderate Profile Fund
Summary of Investments by Asset Class as of June 29, 2018
Asset Class	Percentage of Fund Investments
Bond	24.00%
Large Cap Equity	22.48
International Equity	16.56
Fixed Interest Contract	16.02
Mid Cap Equity	11.21
Small Cap Equity	5.70
Real Estate Equity	4.03
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$1,004.00	$2.52
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.54
Investor Class
Actual	$1,000.00	$1,001.20	$4.24
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.28
Class L
Actual	$1,000.00	$1,001.20	$5.48
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.53
* Expenses are equal to the Fund's annualized expense ratio of 0.51% for the Institutional Class, 0.86% for the Investor Class and 1.11% for the Class L shares, multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.47%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Moderately Aggressive Profile Fund
Summary of Investments by Asset Class as of June 29, 2018
Asset Class	Percentage of Fund Investments
Large Cap Equity	27.88%
International Equity	20.54
Bond	18.09
Mid Cap Equity	13.88
Fixed Interest Contract	9.02
Small Cap Equity	7.05
Real Estate Equity	3.54
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$1,004.20	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.09
Investor Class
Actual	$1,000.00	$1,002.40	$4.79
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$4.83
Class L
Actual	$1,000.00	$1,000.70	$6.02
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.07
* Expenses are equal to the Fund's annualized expense ratio of 0.62% for the Institutional Class, 0.97% for the Investor Class and 1.22% for the Class L shares, multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.55%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West Aggressive Profile Fund
Summary of Investments by Asset Class as of June 29, 2018
Asset Class	Percentage of Fund Investments
Large Cap Equity	38.97%
International Equity	28.72
Mid Cap Equity	19.42
Small Cap Equity	9.88
Real Estate Equity	3.01
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$1,006.00	$3.96
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$3.99
Investor Class
Actual	$1,000.00	$1,004.40	$5.68
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.73
Class L
Actual	$1,000.00	$1,003.00	$6.91
Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	$6.97
* Expenses are equal to the Fund's annualized expense ratio of 0.80% for the Institutional Class, 1.15% for the Investor Class and 1.40% for the Class L shares, multiplied by the average account value over the period, multiplied by 180/365 days to reflect the one-half year period. The Fund’s annualized expense ratio includes expenses borne directly by the class plus the Fund’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.70%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,153,654	Great-West Core Bond Fund Institutional Class(a)	$ 49,114,323
3,384,404	Great-West Inflation-Protected Securities Fund Institutional Class(a)	33,471,758
7,171,587	Great-West Loomis Sayles Bond Fund Institutional Class(a)	67,412,920
3,915,380	Great-West Putnam High Yield Bond Institutional Class(a)	36,765,418
4,477,921	Great-West Short Duration Bond Fund Institutional Class(a)	43,614,948
7,577,049	Great-West Templeton Global Bond Fund Institutional Class(a)	67,208,427
5,271,761	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	49,080,088

TOTAL BOND MUTUAL FUNDS — 47.46% (Cost $356,451,716)		$346,667,882
EQUITY MUTUAL FUNDS
1,411,720	Great-West Emerging Markets Equity Fund Institutional Class(a)	12,620,773
1,251,635	Great-West International Growth Fund Institutional Class(a)	12,541,388
2,640,789	Great-West International Value Fund Institutional Class(a)	28,943,049
644,731	Great-West Invesco Small Cap Value Fund Institutional Class(a)	6,647,175
1,891,216	Great-West Large Cap Growth Fund Institutional Class(a)	22,108,316
782,040	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	6,647,345
Shares		Fair Value
Equity Mutual Funds — (continued)
2,643,303	Great-West Mid Cap Value Fund Institutional Class(a)	$ 26,062,966
2,540,839	Great-West Putnam Equity Income Fund Institutional Class(a)	25,637,071
4,108,449	Great-West Real Estate Index Fund Institutional Class(a)	36,893,870
397,195	Great-West Small Cap Growth Fund Institutional Class(a)	5,318,435
2,920,239	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	25,639,695
1,160,872	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	10,540,720

TOTAL EQUITY MUTUAL FUNDS — 30.06% (Cost $211,232,444)		$219,600,803
Account Balance
FIXED INTEREST CONTRACT
164,478,770 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	164,478,770

TOTAL FIXED INTEREST CONTRACT — 22.52% (Cost $164,478,770)		$164,478,770
TOTAL INVESTMENTS — 100.04% (Cost $732,162,930)		$730,747,455
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (294,939)
TOTAL NET ASSETS — 100.00%		$730,452,516

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,183,834	Great-West Core Bond Fund Institutional Class(a)	$ 20,811,940
1,434,703	Great-West Inflation-Protected Securities Fund Institutional Class(a)	14,189,215
3,041,705	Great-West Loomis Sayles Bond Fund Institutional Class(a)	28,592,028
1,659,201	Great-West Putnam High Yield Bond Institutional Class(a)	15,579,898
156,655	Great-West Short Duration Bond Fund Institutional Class(a)	1,525,813
3,210,370	Great-West Templeton Global Bond Fund Institutional Class(a)	28,475,978
2,235,466	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	20,812,191

TOTAL BOND MUTUAL FUNDS — 33.04% (Cost $132,878,576)		$129,987,063
EQUITY MUTUAL FUNDS
1,226,348	Great-West Emerging Markets Equity Fund Institutional Class(a)	10,963,549
1,090,243	Great-West International Growth Fund Institutional Class(a)	10,924,234
2,302,110	Great-West International Value Fund Institutional Class(a)	25,231,127
561,206	Great-West Invesco Small Cap Value Fund Institutional Class(a)	5,786,032
1,645,281	Great-West Large Cap Growth Fund Institutional Class(a)	19,233,335
680,467	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	5,783,968
Shares		Fair Value
Equity Mutual Funds — (continued)
2,302,011	Great-West Mid Cap Value Fund Institutional Class(a)	$ 22,697,832
2,215,228	Great-West Putnam Equity Income Fund Institutional Class(a)	22,351,650
1,990,900	Great-West Real Estate Index Fund Institutional Class(a)	17,878,283
344,857	Great-West Small Cap Growth Fund Institutional Class(a)	4,617,641
2,546,318	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	22,356,673
1,009,878	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	9,169,693

TOTAL EQUITY MUTUAL FUNDS — 44.98% (Cost $170,157,893)		$176,994,017
Account Balance
FIXED INTEREST CONTRACT
86,636,700 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	86,636,700

TOTAL FIXED INTEREST CONTRACT — 22.02% (Cost $86,636,700)		$ 86,636,700
TOTAL INVESTMENTS — 100.04% (Cost $389,673,169)		$393,617,780
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (164,830)
TOTAL NET ASSETS — 100.00%		$393,452,950

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
6,160,108	Great-West Core Bond Fund Institutional Class(a)	$ 58,705,834
4,045,652	Great-West Inflation-Protected Securities Fund Institutional Class(a)	40,011,497
8,574,705	Great-West Loomis Sayles Bond Fund Institutional Class(a)	80,602,228
4,680,294	Great-West Putnam High Yield Bond Institutional Class(a)	43,947,957
428,460	Great-West Short Duration Bond Fund Institutional Class(a)	4,173,201
9,057,948	Great-West Templeton Global Bond Fund Institutional Class(a)	80,343,999
6,301,086	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	58,663,108

TOTAL BOND MUTUAL FUNDS — 24.01% (Cost $379,371,248)		$ 366,447,824
EQUITY MUTUAL FUNDS
6,583,520	Great-West Emerging Markets Equity Fund Institutional Class(a)	58,856,671
5,853,575	Great-West International Growth Fund Institutional Class(a)	58,652,822
12,352,406	Great-West International Value Fund Institutional Class(a)	135,382,366
3,016,265	Great-West Invesco Small Cap Value Fund Institutional Class(a)	31,097,695
8,839,846	Great-West Large Cap Growth Fund Institutional Class(a)	103,337,795
3,658,119	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	31,094,013
Shares		Fair Value
Equity Mutual Funds — (continued)
12,364,107	Great-West Mid Cap Value Fund Institutional Class(a)	$ 121,910,095
11,887,902	Great-West Putnam Equity Income Fund Institutional Class(a)	119,948,930
6,846,724	Great-West Real Estate Index Fund Institutional Class(a)	61,483,585
1,855,714	Great-West Small Cap Growth Fund Institutional Class(a)	24,848,015
13,662,961	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	119,960,795
5,427,049	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	49,277,600

TOTAL EQUITY MUTUAL FUNDS — 60.01% (Cost $881,587,195)		$ 915,850,382
Account Balance
FIXED INTEREST CONTRACT
244,541,806 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	244,541,806

TOTAL FIXED INTEREST CONTRACT — 16.02% (Cost $244,541,806)		$ 244,541,806
TOTAL INVESTMENTS — 100.04% (Cost $1,505,500,249)		$1,526,840,012
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (571,728)
TOTAL NET ASSETS — 100.00%		$1,526,268,284

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,796,427	Great-West Core Bond Fund Institutional Class(a)	$ 17,119,954
1,180,727	Great-West Inflation-Protected Securities Fund Institutional Class(a)	11,677,389
2,501,420	Great-West Loomis Sayles Bond Fund Institutional Class(a)	23,513,345
1,364,537	Great-West Putnam High Yield Bond Institutional Class(a)	12,813,000
1,352,739	Great-West Short Duration Bond Fund Institutional Class(a)	13,175,684
2,638,585	Great-West Templeton Global Bond Fund Institutional Class(a)	23,404,248
1,838,767	Great-West U.S. Government Mortgage Securities Fund Institutional Class(a)	17,118,918

TOTAL BOND MUTUAL FUNDS — 18.09% (Cost $121,828,976)		$118,822,538
EQUITY MUTUAL FUNDS
3,509,135	Great-West Emerging Markets Equity Fund Institutional Class(a)	31,371,664
3,122,095	Great-West International Growth Fund Institutional Class(a)	31,283,389
6,597,242	Great-West International Value Fund Institutional Class(a)	72,305,777
1,605,590	Great-West Invesco Small Cap Value Fund Institutional Class(a)	16,553,632
4,703,582	Great-West Large Cap Growth Fund Institutional Class(a)	54,984,872
1,946,343	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	16,543,912
Shares		Fair Value
Equity Mutual Funds — (continued)
6,589,089	Great-West Mid Cap Value Fund Institutional Class(a)	$ 64,968,420
6,346,691	Great-West Putnam Equity Income Fund Institutional Class(a)	64,038,112
2,589,350	Great-West Real Estate Index Fund Institutional Class(a)	23,252,360
984,523	Great-West Small Cap Growth Fund Institutional Class(a)	13,182,767
7,299,812	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	64,092,354
2,886,926	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	26,213,294

TOTAL EQUITY MUTUAL FUNDS — 72.92% (Cost $457,207,556)		$478,790,553
Account Balance
FIXED INTEREST CONTRACT
59,277,312 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	59,277,312

TOTAL FIXED INTEREST CONTRACT — 9.03% (Cost $59,277,312)		$ 59,277,312
TOTAL INVESTMENTS — 100.04% (Cost $638,313,844)		$656,890,403
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (276,327)
TOTAL NET ASSETS — 100.00%		$656,614,076

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
EQUITY MUTUAL FUNDS
5,458,223	Great-West Emerging Markets Equity Fund Institutional Class(a)	$ 48,796,515
4,848,997	Great-West International Growth Fund Institutional Class(a)	48,586,945
10,231,787	Great-West International Value Fund Institutional Class(a)	112,140,386
2,494,795	Great-West Invesco Small Cap Value Fund Institutional Class(a)	25,721,340
7,316,601	Great-West Large Cap Growth Fund Institutional Class(a)	85,531,066
3,027,067	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	25,730,070
10,234,642	Great-West Mid Cap Value Fund Institutional Class(a)	100,913,571
9,842,819	Great-West Putnam Equity Income Fund Institutional Class(a)	99,314,041
2,446,573	Great-West Real Estate Index Fund Institutional Class(a)	21,970,230
Shares		Fair Value
Equity Mutual Funds — (continued)
1,535,800	Great-West Small Cap Growth Fund Institutional Class(a)	$ 20,564,363
11,319,072	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	99,381,451
4,492,841	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	40,794,995

TOTAL EQUITY MUTUAL FUNDS — 100.04% (Cost $701,423,428)		$729,444,973
TOTAL INVESTMENTS — 100.04% (Cost $701,423,428)		$729,444,973
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (284,355)
TOTAL NET ASSETS — 100.00%		$729,160,618

(a)	Issuer is considered an affiliate of the Fund.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 29, 2018 (Unaudited)
	Great-West Conservative Profile Fund	Great-West Moderately Conservative Profile Fund	Great-West Moderate Profile Fund
ASSETS:
Investments at fair value, affiliated(a)	$730,747,455	$393,617,780	$1,526,840,012
Subscriptions receivable	2,747,503	747,259	9,531,706
Receivable for investments sold	16,282,511	26,477,034	81,670,801
Total Assets	749,777,469	420,842,073	1,618,042,519
LIABILITIES:
Payable for distribution fees	85,198	46,326	99,265
Payable for investments purchased	1,550,991	510,376	3,124,893
Payable for shareholder services fees	197,188	110,790	415,971
Payable to investment adviser	12,553	7,714	56,492
Redemptions payable	17,479,023	26,713,917	88,077,614
Total Liabilities	19,324,953	27,389,123	91,774,235
NET ASSETS	$730,452,516	$393,452,950	$1,526,268,284
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$8,196,300	$4,157,383	$18,193,939
Paid-in capital in excess of par	759,115,420	400,454,779	1,649,415,451
Net unrealized appreciation (depreciation)	(1,415,475)	3,944,611	21,339,763
Undistributed net investment income	2,791,496	409,105	8,921,816
Accumulated net realized loss	(38,235,225)	(15,512,928)	(171,602,685)
NET ASSETS	$730,452,516	$393,452,950	$1,526,268,284
NET ASSETS BY CLASS
Investor Class	$247,174,602	$129,523,969	$882,159,811
Class L	$447,319,210	$242,766,251	$525,685,708
Institutional Class	$35,958,704	$21,162,730	$118,422,765
CAPITAL STOCK:
Authorized
Investor Class	100,000,000	100,000,000	350,000,000
Class L	110,000,000	50,000,000	90,000,000
Institutional Class	10,000,000	10,000,000	30,000,000
Issued and Outstanding
Investor Class	30,552,357	14,680,801	121,317,868
Class L	47,785,138	24,795,817	49,044,162
Institutional Class	3,625,501	2,097,210	11,577,356
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.09	$8.82	$7.27
Class L	$9.36	$9.79	$10.72
Institutional Class	$9.92	$10.09	$10.23
(a) Cost of investments, affiliated	$732,162,930	$389,673,169	$1,505,500,249
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 29, 2018 (Unaudited)
	Great-West Moderately Aggressive Profile Fund	Great-West Aggressive Profile Fund
ASSETS:
Investments at fair value, affiliated(a)	$656,890,403	$729,444,973
Subscriptions receivable	708,607	759,341
Receivable for investments sold	100,147,654	56,650,007
Total Assets	757,746,664	786,854,321
LIABILITIES:
Payable for distribution fees	40,549	22,571
Payable for investments purchased	114,173	59,038
Payable for shareholder services fees	194,222	198,344
Payable to investment adviser	41,556	63,440
Redemptions payable	100,742,088	57,350,310
Total Liabilities	101,132,588	57,693,703
NET ASSETS	$656,614,076	$729,160,618
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,325,933	$8,985,952
Paid-in capital in excess of par	679,003,214	771,358,787
Net unrealized appreciation	18,576,559	28,021,545
Undistributed net investment income	1,815,355	9,792,247
Accumulated net realized loss	(50,106,985)	(88,997,913)
NET ASSETS	$656,614,076	$729,160,618
NET ASSETS BY CLASS
Investor Class	$381,592,227	$526,905,297
Class L	$210,836,622	$118,413,527
Institutional Class	$64,185,227	$83,841,794
CAPITAL STOCK:
Authorized
Investor Class	150,000,000	225,000,000
Class L	45,000,000	40,000,000
Institutional Class	15,000,000	50,000,000
Issued and Outstanding
Investor Class	45,570,625	72,949,361
Class L	21,504,438	8,998,770
Institutional Class	6,184,265	7,911,387
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$8.37	$7.22
Class L	$9.80	$13.16
Institutional Class	$10.38	$10.60
(a) Cost of investments, affiliated	$638,313,844	$701,423,428
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 29, 2018 (Unaudited)
	Great-West Conservative Profile Fund	Great-West Moderately Conservative Profile Fund	Great-West Moderate Profile Fund
INVESTMENT INCOME:
Interest, affiliated	$1,231,093	$663,002	$1,899,065
Dividends, affiliated	7,686,724	3,593,320	12,111,695
Total Income	8,917,817	4,256,322	14,010,760
EXPENSES:
Management fees	362,842	199,757	785,766
Shareholder services fees – Investor Class	461,721	272,371	1,732,697
Shareholder services fees – Class L	752,903	391,511	834,996
Distribution fees – Class L	534,861	278,202	593,289
Total Expenses	2,112,327	1,141,841	3,946,748
Less management fees waived	283,163	152,459	436,618
Net Expenses	1,829,164	989,382	3,510,130
NET INVESTMENT INCOME	7,088,653	3,266,940	10,500,630
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments, affiliated	(396,149)	1,810,605	9,010,759
Net change in unrealized depreciation on investments, affiliated	(7,794,477)	(5,142,117)	(17,033,664)
Net Realized and Unrealized Loss	(8,190,626)	(3,331,512)	(8,022,905)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,101,973)	$(64,572)	$2,477,725
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 29, 2018 (Unaudited)
	Great-West Moderately Aggressive Profile Fund	Great-West Aggressive Profile Fund
INVESTMENT INCOME:
Interest, affiliated	$504,165	$-
Dividends, affiliated	5,157,889	3,691,279
Total Income	5,662,054	3,691,279
EXPENSES:
Management fees	371,345	394,605
Shareholder services fees – Investor Class	844,174	1,053,712
Shareholder services fees – Class L	353,139	193,922
Distribution fees – Class L	250,866	137,766
Total Expenses	1,819,524	1,780,005
Less management fees waived	115,900	-
Net Expenses	1,703,624	1,780,005
NET INVESTMENT INCOME	3,958,430	1,911,274
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	7,959,162	11,362,566
Net change in unrealized depreciation on investments, affiliated	(10,265,392)	(9,741,240)
Net Realized and Unrealized Gain (Loss)	(2,306,230)	1,621,326
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,652,200	$3,532,600
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Conservative Profile Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$7,088,653	$14,791,385
Net realized gain (loss)	(396,149)	12,399,034
Net change in unrealized appreciation (depreciation)	(7,794,477)	16,290,879
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,101,973)	43,481,298
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(2,975,698)	(6,157,619)
Class L	(3,757,808)	(6,956,910)
Institutional Class	(377,515)	(690,672)
From net investment income	(7,111,021)	(13,805,201)
From net realized gains
Investor Class	-	(4,672,960)
Class L	-	(6,181,300)
Institutional Class	-	(403,629)
From net realized gains	0	(11,257,889)
Total Distributions	(7,111,021)	(25,063,090)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	42,801,469	74,335,807
Class L	90,395,843	218,581,340
Institutional Class	9,855,037	11,117,374
Shares issued in reinvestment of distributions
Investor Class	2,975,698	10,830,579
Class L	3,757,808	13,138,210
Institutional Class	377,515	1,094,301
Shares issued in connection with fund reorganization
Investor Class	N/A	49,144,192
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(67,146,670)	(101,804,615)
Class L	(69,515,357)	(94,863,554)
Institutional Class	(3,620,687)	(6,779,954)
Net Increase in Net Assets Resulting from Capital Share Transactions	9,880,656	174,793,680
Total Increase in Net Assets	1,667,662	193,211,888
NET ASSETS:
Beginning of Period	728,784,854	535,572,966
End of Period(a)	$730,452,516	$728,784,854
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Conservative Profile Fund	2018 (Unaudited)	2017
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	5,238,709	9,047,981
Class L	9,578,965	23,214,973
Institutional Class	986,450	1,111,325
Shares issued in reinvestment of distributions
Investor Class	368,736	1,321,165
Class L	402,335	1,390,996
Institutional Class	38,133	109,384
Shares issued in connection with fund reorganization
Investor Class	N/A	5,968,302
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(8,234,876)	(12,396,967)
Class L	(7,360,190)	(10,063,172)
Institutional Class	(361,881)	(678,520)
Net Increase	656,381	19,025,467
(a) Including undistributed net investment income:	$2,791,496	$2,813,864
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Moderately Conservative Profile Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$3,266,940	$8,196,393
Net realized gain	1,810,605	11,011,541
Net change in unrealized appreciation (depreciation)	(5,142,117)	10,871,229
Net Increase (Decrease) in Net Assets Resulting from Operations	(64,572)	30,079,163
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(1,396,547)	(3,595,801)
Class L	(1,686,326)	(3,753,051)
Institutional Class	(196,940)	(467,276)
From net investment income	(3,279,813)	(7,816,128)
From net realized gains
Investor Class	-	(3,510,906)
Class L	-	(3,870,296)
Institutional Class	-	(351,510)
From net realized gains	0	(7,732,712)
Total Distributions	(3,279,813)	(15,548,840)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	13,924,492	29,237,036
Class L	60,933,811	118,083,170
Institutional Class	3,620,824	5,971,545
Shares issued in reinvestment of distributions
Investor Class	1,396,547	7,106,707
Class L	1,686,326	7,623,347
Institutional Class	196,940	818,786
Shares issued in connection with fund reorganization
Investor Class	N/A	56,287,556
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(44,224,431)	(51,581,317)
Class L	(28,738,770)	(52,899,975)
Institutional Class	(1,974,406)	(2,075,684)
Net Increase in Net Assets Resulting from Capital Share Transactions	6,821,333	118,571,171
Total Increase in Net Assets	3,476,948	133,101,494
NET ASSETS:
Beginning of Period	389,976,002	256,874,508
End of Period(a)	$393,452,950	$389,976,002
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Moderately Conservative Profile Fund	2018 (Unaudited)	2017
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,560,211	3,306,472
Class L	6,169,581	12,089,644
Institutional Class	355,218	595,088
Shares issued in reinvestment of distributions
Investor Class	158,879	800,175
Class L	172,779	775,406
Institutional Class	19,577	80,840
Shares issued in connection with fund reorganization
Investor Class	N/A	6,325,937
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(4,993,316)	(5,825,474)
Class L	(2,915,074)	(5,408,420)
Institutional Class	(194,580)	(206,593)
Net Increase	333,275	12,533,075
(a) Including undistributed net investment income:	$409,105	$421,978
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Moderate Profile Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$10,500,630	$36,957,050
Net realized gain	9,010,759	84,842,716
Net change in unrealized appreciation (depreciation)	(17,033,664)	42,432,001
Net Increase in Net Assets Resulting from Operations	2,477,725	164,231,767
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(7,699,296)	(26,562,989)
Class L	(2,053,219)	(6,166,018)
Institutional Class	(810,534)	(2,164,376)
From net investment income	(10,563,049)	(34,893,383)
From net realized gains
Investor Class	-	(42,935,266)
Class L	-	(12,053,422)
Institutional Class	-	(2,726,489)
From net realized gains	0	(57,715,177)
Total Distributions	(10,563,049)	(92,608,560)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	100,477,420	194,285,284
Class L	156,984,299	256,105,790
Institutional Class	30,823,872	28,199,678
Shares issued in reinvestment of distributions
Investor Class	7,699,296	69,498,255
Class L	2,053,219	18,219,440
Institutional Class	810,534	4,890,865
Shares issued in connection with fund reorganization
Investor Class	N/A	213,861,480
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(255,121,630)	(338,656,544)
Class L	(82,475,680)	(100,712,170)
Institutional Class	(9,187,917)	(11,035,534)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(47,936,587)	334,656,544
Total Increase (Decrease) in Net Assets	(56,021,911)	406,279,751
NET ASSETS:
Beginning of Period	1,582,290,195	1,176,010,444
End of Period(a)	$1,526,268,284	$1,582,290,195
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Moderate Profile Fund	2018 (Unaudited)	2017
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	13,698,714	26,475,376
Class L	14,551,501	24,199,445
Institutional Class	2,989,801	2,783,719
Shares issued in reinvestment of distributions
Investor Class	1,063,439	9,493,790
Class L	192,429	1,702,204
Institutional Class	79,620	478,449
Shares issued in connection with fund reorganization
Investor Class	N/A	28,892,001
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(34,862,666)	(46,160,604)
Class L	(7,653,043)	(9,535,933)
Institutional Class	(893,123)	(1,085,696)
Net Increase (Decrease)	(10,833,328)	37,242,751
(a) Including undistributed net investment income:	$8,921,816	$8,984,235
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Moderately Aggressive Profile Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$3,958,430	$17,870,732
Net realized gain	7,959,162	39,016,994
Net change in unrealized appreciation (depreciation)	(10,265,392)	27,493,680
Net Increase in Net Assets Resulting from Operations	1,652,200	84,381,406
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(2,837,314)	(12,338,973)
Class L	(778,044)	(3,782,573)
Institutional Class	(389,457)	(1,311,035)
From net investment income	(4,004,815)	(17,432,581)
From net realized gains
Investor Class	-	(17,212,427)
Class L	-	(5,676,053)
Institutional Class	-	(1,407,104)
From net realized gains	0	(24,295,584)
Total Distributions	(4,004,815)	(41,728,165)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	36,145,492	65,699,227
Class L	46,612,797	124,500,249
Institutional Class	14,524,960	15,705,462
Shares issued in reinvestment of distributions
Investor Class	2,837,314	29,551,400
Class L	778,044	9,458,626
Institutional Class	389,457	2,718,139
Shares issued in connection with fund reorganization
Investor Class	N/A	164,101,237
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(147,233,299)	(106,717,057)
Class L	(35,051,557)	(64,876,784)
Institutional Class	(4,262,960)	(5,613,660)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(85,259,752)	234,526,839
Total Increase (Decrease) in Net Assets	(87,612,367)	277,180,080
NET ASSETS:
Beginning of Period	744,226,443	467,046,363
End of Period(a)	$656,614,076	$744,226,443
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Moderately Aggressive Profile Fund	2018 (Unaudited)	2017
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	4,276,851	7,905,122
Class L	4,708,035	12,976,000
Institutional Class	1,384,941	1,550,048
Shares issued in reinvestment of distributions
Investor Class	340,614	3,530,843
Class L	79,799	968,538
Institutional Class	37,738	263,033
Shares issued in connection with fund reorganization
Investor Class	N/A	19,573,844
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(17,538,564)	(12,820,758)
Class L	(3,540,573)	(6,763,394)
Institutional Class	(406,383)	(555,967)
Net Increase (Decrease)	(10,657,542)	26,627,309
(a) Including undistributed net investment income:	$1,815,355	$1,861,740
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Aggressive Profile Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$1,911,274	$21,827,975
Net realized gain	11,362,566	66,985,576
Net change in unrealized appreciation (depreciation)	(9,741,240)	42,735,976
Net Increase in Net Assets Resulting from Operations	3,532,600	131,549,527
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(1,721,221)	(13,855,945)
Class L	-	(970,645)
Institutional Class	(258,347)	(1,359,925)
From net investment income	(1,979,568)	(16,186,515)
From net realized gains
Investor Class	-	(35,744,196)
Class L	-	(3,412,890)
Institutional Class	-	(2,772,879)
From net realized gains	0	(41,929,965)
Total Distributions	(1,979,568)	(58,116,480)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	62,180,076	125,221,171
Class L	33,098,978	55,878,972
Institutional Class	18,199,201	28,536,844
Shares issued in reinvestment of distributions
Investor Class	1,721,221	49,600,141
Class L	-	4,383,535
Institutional Class	258,347	4,132,804
Shares issued in connection with fund reorganization
Investor Class	N/A	95,864,304
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(163,706,557)	(193,051,027)
Class L	(22,516,684)	(30,776,342)
Institutional Class	(7,532,983)	(13,905,559)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(78,298,401)	125,884,843
Total Increase (Decrease) in Net Assets	(76,745,369)	199,317,890
NET ASSETS:
Beginning of Period	805,905,987	606,588,097
End of Period(a)	$729,160,618	$805,905,987
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Aggressive Profile Fund	2018 (Unaudited)	2017
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	8,528,675	17,624,143
Class L	2,487,544	4,520,027
Institutional Class	1,710,456	2,810,627
Shares issued in reinvestment of distributions
Investor Class	240,059	6,893,973
Class L	-	337,827
Institutional Class	24,581	394,303
Shares issued in connection with fund reorganization
Investor Class	N/A	13,301,739
Class L	N/A	N/A
Institutional Class	N/A	N/A
Shares redeemed
Investor Class	(22,547,557)	(27,157,612)
Class L	(1,701,417)	(2,472,652)
Institutional Class	(704,238)	(1,371,078)
Net Increase (Decrease)	(11,961,897)	14,881,297
(a) Including undistributed net investment income:	$9,792,247	$9,860,541
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST CONSERVATIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$ 8.19	0.08	(0.09)	(0.01)	(0.09)	-	(0.09)	$ 8.09	(0.09%) (d)
12/31/2017	$ 7.95	0.19	0.39	0.58	(0.20)	(0.14)	(0.34)	$ 8.19	7.39%
12/31/2016	$ 7.82	0.16	0.33	0.49	(0.16)	(0.20)	(0.36)	$ 7.95	6.26%
12/31/2015	$ 8.46	0.19	(0.26)	(0.07)	(0.24)	(0.33)	(0.57)	$ 7.82	(0.95%)
12/31/2014	$ 8.61	0.24	0.20	0.44	(0.27)	(0.32)	(0.59)	$ 8.46	5.05%
12/31/2013	$ 8.56	0.24	0.40	0.64	(0.21)	(0.38)	(0.59)	$ 8.61	7.68%
Class L
06/29/2018(Unaudited)	$ 9.46	0.09	(0.11)	(0.02)	(0.08)	-	(0.08)	$ 9.36	(0.21%) (d)
12/31/2017	$ 9.13	0.21	0.43	0.64	(0.17)	(0.14)	(0.31)	$ 9.46	7.05%
12/31/2016	$ 8.93	0.18	0.35	0.53	(0.13)	(0.20)	(0.33)	$ 9.13	5.97%
12/31/2015	$ 9.54	0.22	(0.32)	(0.10)	(0.18)	(0.33)	(0.51)	$ 8.93	(1.15%)
12/31/2014	$ 9.63	0.28	0.18	0.46	(0.23)	(0.32)	(0.55)	$ 9.54	4.79%
12/31/2013	$ 9.48	0.28	0.42	0.70	(0.17)	(0.38)	(0.55)	$ 9.63	7.43%
Institutional Class
06/29/2018(Unaudited)	$10.02	0.13	(0.12)	0.01	(0.11)	-	(0.11)	$ 9.92	0.06% (d)
12/31/2017	$ 9.67	0.28	0.46	0.74	(0.25)	(0.14)	(0.39)	$10.02	7.73%
12/31/2016	$ 9.39	0.27	0.35	0.62	(0.14)	(0.20)	(0.34)	$ 9.67	6.66%
12/31/2015 (e)	$10.00	0.21	(0.43)	(0.22)	(0.18)	(0.21)	(0.39)	$ 9.39	(2.28%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$247,175	0.45% (h)	0.37% (h)	2.04% (h)	17% (d)
12/31/2017	$271,766	0.45%	0.37%	2.33%	13%
12/31/2016	$232,585	0.45%	0.38%	2.00%	21%
12/31/2015	$251,629	0.32%	0.27%	2.22%	33% (i)
12/31/2014	$327,351	0.10%	0.10%	2.70%	20%
12/31/2013	$342,761	0.10%	0.10%	2.66%	36%
Class L
06/29/2018 (Unaudited)	$447,319	0.70% (h)	0.62% (h)	1.85% (h)	17% (d)
12/31/2017	$427,340	0.70%	0.62%	2.27%	13%
12/31/2016	$279,584	0.70%	0.63%	1.99%	21%
12/31/2015	$164,862	0.61%	0.55%	2.35%	33% (i)
12/31/2014	$ 89,421	0.35%	0.35%	2.87%	20%
12/31/2013	$ 59,915	0.35%	0.35%	2.85%	36%
Institutional Class
06/29/2018 (Unaudited)	$ 35,959	0.10% (h)	0.02% (h)	2.62% (h)	17% (d)
12/31/2017	$ 29,679	0.10%	0.02%	2.78%	13%
12/31/2016	$ 23,404	0.10%	0.03%	2.84%	21%
12/31/2015 (e)	$ 6,412	0.10% (h)	0.02% (h)	3.15% (h)	33% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$ 8.90	0.07	(0.07)	0.00	(0.08)	-	(0.08)	$ 8.82	0.00% (d)
12/31/2017	$ 8.47	0.23	0.61	0.84	(0.22)	(0.19)	(0.41)	$ 8.90	10.07%
12/31/2016	$ 8.28	0.16	0.44	0.60	(0.15)	(0.26)	(0.41)	$ 8.47	7.39%
12/31/2015	$ 8.97	0.20	(0.28)	(0.08)	(0.22)	(0.39)	(0.61)	$ 8.28	(0.82%)
12/31/2014	$ 9.10	0.27	0.26	0.53	(0.28)	(0.38)	(0.66)	$ 8.97	5.79%
12/31/2013	$ 8.66	0.29	0.73	1.02	(0.23)	(0.35)	(0.58)	$ 9.10	12.03%
Class L
06/29/2018(Unaudited)	$ 9.86	0.08	(0.08)	0.00	(0.07)	-	(0.07)	$ 9.79	(0.01%) (d)
12/31/2017	$ 9.34	0.24	0.66	0.90	(0.19)	(0.19)	(0.38)	$ 9.86	9.75%
12/31/2016	$ 9.10	0.18	0.45	0.63	(0.13)	(0.26)	(0.39)	$ 9.34	7.05%
12/31/2015	$ 9.77	0.24	(0.34)	(0.10)	(0.18)	(0.39)	(0.57)	$ 9.10	(1.03%)
12/31/2014	$ 9.85	0.43	0.12	0.55	(0.25)	(0.38)	(0.63)	$ 9.77	5.56%
12/31/2013	$ 9.32	0.33	0.74	1.07	(0.19)	(0.35)	(0.54)	$ 9.85	11.62%
Institutional Class
06/29/2018(Unaudited)	$10.16	0.11	(0.09)	0.02	(0.09)	-	(0.09)	$10.09	0.24% (d)
12/31/2017	$ 9.62	0.30	0.70	1.00	(0.27)	(0.19)	(0.46)	$10.16	10.48%
12/31/2016	$ 9.35	0.28	0.42	0.70	(0.17)	(0.26)	(0.43)	$ 9.62	7.61%
12/31/2015 (e)	$10.00	0.24	(0.50)	(0.26)	(0.20)	(0.19)	(0.39)	$ 9.35	(2.85%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$129,524	0.45% (h)	0.37% (h)	1.68% (h)	20% (d)
12/31/2017	$159,718	0.45%	0.37%	2.56%	20%
12/31/2016	$113,001	0.45%	0.38%	1.89%	25%
12/31/2015	$119,532	0.34%	0.28%	2.26%	28% (i)
12/31/2014	$118,432	0.10%	0.10%	2.90%	19%
12/31/2013	$110,669	0.10%	0.10%	3.16%	30%
Class L
06/29/2018 (Unaudited)	$242,766	0.70% (h)	0.62% (h)	1.56% (h)	20% (d)
12/31/2017	$210,781	0.70%	0.62%	2.46%	20%
12/31/2016	$129,943	0.70%	0.63%	1.95%	25%
12/31/2015	$ 69,408	0.62%	0.56%	2.47%	28% (i)
12/31/2014	$ 28,566	0.35%	0.35%	4.27%	19%
12/31/2013	$ 8,787	0.35%	0.35%	3.38%	30%
Institutional Class
06/29/2018 (Unaudited)	$ 21,163	0.10% (h)	0.02% (h)	2.12% (h)	20% (d)
12/31/2017	$ 19,477	0.10%	0.02%	2.93%	20%
12/31/2016	$ 13,930	0.10%	0.03%	2.87%	25%
12/31/2015 (e)	$ 547	0.10% (h)	0.02% (h)	3.63% (h)	28% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$ 7.32	0.05	(0.04)	0.01	(0.06)	-	(0.06)	$ 7.27	0.12% (d)
12/31/2017	$ 6.94	0.19	0.70	0.89	(0.20)	(0.31)	(0.51)	$ 7.32	12.94%
12/31/2016	$ 6.91	0.12	0.45	0.57	(0.13)	(0.41)	(0.54)	$ 6.94	8.35%
12/31/2015	$ 7.69	0.16	(0.21)	(0.05)	(0.19)	(0.54)	(0.73)	$ 6.91	(0.65%)
12/31/2014	$ 7.97	0.24	0.28	0.52	(0.26)	(0.54)	(0.80)	$ 7.69	6.44%
12/31/2013	$ 7.41	0.26	0.94	1.20	(0.23)	(0.41)	(0.64)	$ 7.97	16.29%
Class L
06/29/2018(Unaudited)	$10.75	0.07	(0.06)	0.01	(0.04)	-	(0.04)	$10.72	0.12% (d)
12/31/2017	$ 9.98	0.29	0.96	1.25	(0.17)	(0.31)	(0.48)	$10.75	12.56%
12/31/2016	$ 9.72	0.18	0.60	0.78	(0.11)	(0.41)	(0.52)	$ 9.98	8.14%
12/31/2015	$10.50	0.25	(0.35)	(0.10)	(0.14)	(0.54)	(0.68)	$ 9.72	(0.96%)
12/31/2014	$10.60	0.34	0.32	0.66	(0.22)	(0.54)	(0.76)	$10.50	6.22%
12/31/2013	$ 9.67	0.44	1.09	1.53	(0.19)	(0.41)	(0.60)	$10.60	16.03%
Institutional Class
06/29/2018(Unaudited)	$10.26	0.10	(0.06)	0.04	(0.07)	-	(0.07)	$10.23	0.40% (d)
12/31/2017	$ 9.56	0.31	0.95	1.26	(0.25)	(0.31)	(0.56)	$10.26	13.29%
12/31/2016	$ 9.28	0.24	0.55	0.79	(0.10)	(0.41)	(0.51)	$ 9.56	8.67%
12/31/2015 (e)	$10.00	0.27	(0.56)	(0.29)	(0.14)	(0.29)	(0.43)	$ 9.28	(2.95%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$ 882,160	0.45% (h)	0.39% (h)	1.33% (h)	18% (d)
12/31/2017	$1,034,643	0.45%	0.39%	2.64%	18%
12/31/2016	$ 851,580	0.45%	0.40%	1.77%	26%
12/31/2015	$ 922,155	0.33%	0.29%	2.14%	27% (i)
12/31/2014	$1,058,466	0.10%	0.10%	2.98%	16%
12/31/2013	$1,052,991	0.10%	0.10%	3.30%	26%
Class L
06/29/2018 (Unaudited)	$ 525,686	0.70% (h)	0.64% (h)	1.23% (h)	18% (d)
12/31/2017	$ 451,168	0.70%	0.65%	2.73%	18%
12/31/2016	$ 255,341	0.70%	0.65%	1.80%	26%
12/31/2015	$ 165,462	0.61%	0.57%	2.38%	27% (i)
12/31/2014	$ 86,301	0.35%	0.35%	3.13%	16%
12/31/2013	$ 57,709	0.35%	0.35%	4.21%	26%
Institutional Class
06/29/2018 (Unaudited)	$ 118,423	0.10% (h)	0.04% (h)	1.89% (h)	18% (d)
12/31/2017	$ 96,479	0.10%	0.04%	3.09%	18%
12/31/2016	$ 69,089	0.10%	0.05%	2.57%	26%
12/31/2015 (e)	$ 19,943	0.10% (h)	0.05% (h)	4.18% (h)	27% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$ 8.40	0.05	(0.03)	0.02	(0.05)	-	(0.05)	$ 8.37	0.24% (d)
12/31/2017	$ 7.75	0.25	0.93	1.18	(0.23)	(0.30)	(0.53)	$ 8.40	15.42%
12/31/2016	$ 7.69	0.13	0.56	0.69	(0.13)	(0.50)	(0.63)	$ 7.75	9.23%
12/31/2015	$ 8.54	0.18	(0.24)	(0.06)	(0.19)	(0.60)	(0.79)	$ 7.69	(0.64%)
12/31/2014	$ 8.77	0.28	0.34	0.62	(0.28)	(0.57)	(0.85)	$ 8.54	7.06%
12/31/2013	$ 7.81	0.33	1.25	1.58	(0.24)	(0.38)	(0.62)	$ 8.77	20.44%
Class L
06/29/2018(Unaudited)	$ 9.83	0.04	(0.03)	0.01	(0.04)	-	(0.04)	$ 9.80	0.07% (d)
12/31/2017	$ 8.98	0.27	1.08	1.35	(0.20)	(0.30)	(0.50)	$ 9.83	15.19%
12/31/2016	$ 8.82	0.16	0.61	0.77	(0.11)	(0.50)	(0.61)	$ 8.98	8.93%
12/31/2015	$ 9.66	0.23	(0.33)	(0.10)	(0.14)	(0.60)	(0.74)	$ 8.82	(0.99%)
12/31/2014	$ 9.80	0.43	0.24	0.67	(0.24)	(0.57)	(0.81)	$ 9.66	6.84%
12/31/2013	$ 8.67	0.59	1.15	1.74	(0.23)	(0.38)	(0.61)	$ 9.80	20.17%
Institutional Class
06/29/2018(Unaudited)	$10.40	0.08	(0.04)	0.04	(0.06)	-	(0.06)	$10.38	0.42% (d)
12/31/2017	$ 9.49	0.33	1.16	1.49	(0.28)	(0.30)	(0.58)	$10.40	15.88%
12/31/2016	$ 9.25	0.25	0.61	0.86	(0.12)	(0.50)	(0.62)	$ 9.49	9.52%
12/31/2015 (e)	$10.00	0.26	(0.57)	(0.31)	(0.17)	(0.27)	(0.44)	$ 9.25	(3.22%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$381,592	0.45% (h)	0.42% (h)	1.08% (h)	18% (d)
12/31/2017	$491,402	0.45%	0.42%	3.00%	18%
12/31/2016	$312,433	0.45%	0.42%	1.73%	30%
12/31/2015	$316,691	0.33%	0.31%	2.09%	29% (i)
12/31/2014	$340,089	0.10%	0.10%	3.16%	15%
12/31/2013	$310,499	0.10%	0.10%	3.85%	21%
Class L
06/29/2018 (Unaudited)	$210,837	0.70% (h)	0.67% (h)	0.89% (h)	18% (d)
12/31/2017	$199,087	0.70%	0.67%	2.84%	18%
12/31/2016	$117,482	0.70%	0.67%	1.82%	30%
12/31/2015	$ 70,855	0.61%	0.59%	2.41%	29% (i)
12/31/2014	$ 29,225	0.35%	0.35%	4.25%	15%
12/31/2013	$ 10,506	0.35%	0.35%	6.05%	21%
Institutional Class
06/29/2018 (Unaudited)	$ 64,185	0.10% (h)	0.07% (h)	1.56% (h)	18% (d)
12/31/2017	$ 53,737	0.10%	0.07%	3.24%	18%
12/31/2016	$ 37,132	0.10%	0.07%	2.60%	30%
12/31/2015 (e)	$ 1,473	0.10% (h)	0.07% (h)	3.96% (h)	29% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST AGGRESSIVE PROFILE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$ 7.21	0.02	0.01	0.03	(0.02)	-	(0.02)	$ 7.22	0.44% (d)
12/31/2017	$ 6.49	0.22	1.11	1.33	(0.17)	(0.44)	(0.61)	$ 7.21	20.62%
12/31/2016	$ 6.64	0.10	0.60	0.70	(0.17)	(0.68)	(0.85)	$ 6.49	11.04%
12/31/2015	$ 7.76	0.14	(0.19)	(0.05)	(0.19)	(0.88)	(1.07)	$ 6.64	(0.64%)
12/31/2014	$ 8.23	0.27	0.42	0.69	(0.28)	(0.88)	(1.16)	$ 7.76	8.34%
12/31/2013	$ 7.28	0.35	1.74	2.09	(0.18)	(0.96)	(1.14)	$ 8.23	29.07%
Class L
06/29/2018(Unaudited)	$13.12	0.02	0.02	0.04	-	-	-	$13.16	0.30% (d)
12/31/2017	$11.37	0.38	1.94	2.32	(0.13)	(0.44)	(0.57)	$13.12	20.44%
12/31/2016	$11.08	0.19	0.96	1.15	(0.18)	(0.68)	(0.86)	$11.37	10.63%
12/31/2015	$12.23	0.25	(0.35)	(0.10)	(0.17)	(0.88)	(1.05)	$11.08	(0.76%)
12/31/2014	$12.36	0.45	0.54	0.99	(0.24)	(0.88)	(1.12)	$12.23	7.96%
12/31/2013	$10.48	0.69	2.30	2.99	(0.15)	(0.96)	(1.11)	$12.36	28.75%
Institutional Class
06/29/2018(Unaudited)	$10.57	0.05	0.01	0.06	(0.03)	-	(0.03)	$10.60	0.60% (d)
12/31/2017	$ 9.27	0.37	1.59	1.96	(0.22)	(0.44)	(0.66)	$10.57	21.23%
12/31/2016	$ 9.08	0.20	0.80	1.00	(0.13)	(0.68)	(0.81)	$ 9.27	11.33%
12/31/2015 (e)	$10.00	0.30	(0.68)	(0.38)	(0.03)	(0.51)	(0.54)	$ 9.08	(3.83%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$526,905	0.45% (h)	0.45% (h)	0.46% (h)	18% (d)
12/31/2017	$625,485	0.45%	0.45%	3.06%	21%
12/31/2016	$493,509	0.45%	0.45%	1.53%	30%
12/31/2015	$524,461	0.33%	0.33%	1.86%	28% (i)
12/31/2014	$651,746	0.10%	0.10%	3.26%	16%
12/31/2013	$645,735	0.10%	0.10%	4.22%	26%
Class L
06/29/2018 (Unaudited)	$118,414	0.70% (h)	0.70% (h)	0.29% (h)	18% (d)
12/31/2017	$107,725	0.70%	0.70%	3.04%	21%
12/31/2016	$ 66,271	0.70%	0.70%	1.69%	30%
12/31/2015	$ 41,987	0.60%	0.60%	2.02%	28% (i)
12/31/2014	$ 27,959	0.35%	0.35%	3.60%	16%
12/31/2013	$ 16,628	0.35%	0.35%	5.71%	26%
Institutional Class
06/29/2018 (Unaudited)	$ 83,842	0.10% (h)	0.10% (h)	0.94% (h)	18% (d)
12/31/2017	$ 72,696	0.10%	0.10%	3.60%	21%
12/31/2016	$ 46,807	0.10%	0.10%	2.12%	30%
12/31/2015 (e)	$ 20,858	0.10% (h)	0.10% (h)	4.56% (h)	28% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West Conservative Profile Fund, Great-West Moderately Conservative Profile Fund, Great-West Moderate Profile Fund, Great-West Moderately Aggressive Profile Fund and Great-West Aggressive Profile Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize fixed income investments for the Great-West Conservative Profile Fund; to seek capital appreciation primarily through investments in underlying funds of Great-West Funds that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Great-West Moderately Conservative Profile Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds with a relatively equal emphasis on equity and fixed income investments for the Great-West Moderate Profile Fund; to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Great-West Moderately Aggressive Profile Fund and to seek long-term capital appreciation primarily through investments in underlying funds of the Great-West Funds that emphasize equity investments for the Great-West Aggressive Profile Fund. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Each of the Funds offer three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).

Semi-Annual Report - June 29, 2018

The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 29, 2018, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. Each Fund recognizes transfers between levels as of the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: disallowed losses and distribution adjustments.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 29, 2018 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Great-West Conservative Profile Fund	$743,786,527	$16,527,435	$(29,566,507)	$(13,039,072)
Great-West Moderately Conservative Profile Fund	397,601,677	10,550,063	(14,533,960)	(3,983,897)
Great-West Moderate Profile Fund	1,526,151,648	57,492,646	(56,804,282)	688,364
Great-West Moderately Aggressive Profile Fund	649,905,647	29,680,024	(22,695,268)	6,984,756
Great-West Aggressive Profile Fund	718,116,320	37,904,760	(26,576,107)	11,328,653

Semi-Annual Report - June 29, 2018

2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.10% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract. The amount waived, if any, is reflected in the Statement of Operations.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $555,000 for the period ended June 29, 2018.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended June 29, 2018, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	5,153,654	$ 57,401,632	$ 4,828,429	$11,628,977	$ (99,924)	$(1,486,761)	$ 722,447	$ 49,114,323	6.73%
Great-West Inflation-Protected Securities Fund Institutional Class	3,384,404	-	36,240,264	2,419,749	(18,773)	(348,757)	396,690	33,471,758	4.58
Great-West Loomis Sayles Bond Fund Institutional Class	7,171,587	74,908,952	6,437,206	12,878,650	(909,481)	(1,054,588)	1,474,891	67,412,920	9.23

Semi-Annual Report - June 29, 2018

Great-West Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
Great-West Putnam High Yield Bond Institutional Class	3,915,380	$ 38,302,249	$ 3,583,716	$ 4,047,839	$ (74,578)	$(1,072,710)	$ 988,671	$ 36,765,418	5.03%
Great-West Short Duration Bond Fund Institutional Class	4,477,921	46,979,224	3,491,660	6,491,338	(171,751)	(364,598)	546,818	43,614,948	5.97
Great-West Templeton Global Bond Fund Institutional Class	7,577,049	70,849,839	7,960,795	10,348,400	(1,153,302)	(1,253,807)	1,472,017	67,208,427	9.20
Great-West U.S. Government Mortgage Securities Fund Institutional Class	5,271,761	57,374,750	4,622,164	12,123,792	(405,431)	(793,033)	705,033	49,080,088	6.72
					(2,833,240)	(6,374,254)	6,306,567	346,667,882	47.46
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	1,411,720	-	15,393,546	1,429,481	(33,853)	(1,343,292)	42,132	12,620,773	1.73
Great-West International Growth Fund Institutional Class	1,251,635	14,413,816	1,722,899	3,417,635	279,391	(177,692)	-	12,541,388	1.72
Great-West International Value Fund Institutional Class	2,640,789	35,890,051	4,456,099	8,367,541	1,832,879	(3,035,561)	-	28,943,049	3.96
Great-West Invesco Small Cap Value Fund Institutional Class	644,731	4,880,905	2,687,926	1,008,197	209,892	86,541	27,016	6,647,175	0.91
Great-West Large Cap Growth Fund Institutional Class	1,891,216	22,614,342	2,815,323	4,938,869	341,922	1,617,520	39,965	22,108,316	3.02
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	782,040	4,893,174	2,692,666	978,557	12,765	40,062	15,206	6,647,345	0.91
Great-West Mid Cap Value Fund Institutional Class	2,643,303	30,655,026	3,305,956	7,530,967	391,825	(367,048)	143,936	26,062,966	3.57
Great-West Putnam Equity Income Fund Institutional Class	2,540,839	28,342,774	3,530,064	5,983,305	247,279	(252,462)	177,391	25,637,071	3.51
Great-West Real Estate Index Fund Institutional Class	4,108,449	36,676,835	6,604,079	7,492,111	(853,865)	1,105,067	579,277	36,893,870	5.05
Great-West Small Cap Growth Fund Institutional Class	397,195	3,945,275	2,035,429	934,743	456,646	272,475	-	5,318,435	0.73
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,920,239	28,282,517	3,688,695	6,329,231	(309,310)	(2,286)	354,468	25,639,695	3.51
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,160,872	8,751,659	2,934,574	1,781,967	(138,480)	636,453	766	10,540,720	1.44
					2,437,091	(1,420,223)	1,380,157	219,600,803	30.06
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	164,478,770	163,928,872	11,069,688	10,859,959	-	-	1,231,093	164,478,770	22.52
					0	0	1,231,093	164,478,770	22.52
				Total	$ (396,149)	$(7,794,477)	$8,917,817	$730,747,455	100.04%

Semi-Annual Report - June 29, 2018

Great-West Moderately Conservative Profile Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	2,183,834	$24,171,271	$ 2,979,362	$5,788,547	$ (137,871)	$ (550,146)	$ 315,943	$ 20,811,940	5.29%
Great-West Inflation-Protected Securities Fund Institutional Class	1,434,703	-	16,027,946	1,694,557	(17,054)	(144,174)	175,895	14,189,215	3.60
Great-West Loomis Sayles Bond Fund Institutional Class	3,041,705	31,513,761	4,181,467	6,495,226	(263,670)	(607,974)	654,853	28,592,028	7.27
Great-West Putnam High Yield Bond Institutional Class	1,659,201	16,132,665	2,296,074	2,386,814	(49,890)	(462,026)	439,028	15,579,898	3.96
Great-West Short Duration Bond Fund Institutional Class	156,655	2,963,914	208,119	1,645,003	(18,052)	(1,217)	19,749	1,525,813	0.39
Great-West Templeton Global Bond Fund Institutional Class	3,210,370	29,797,568	4,960,295	5,629,145	(429,304)	(652,740)	653,720	28,475,978	7.24
Great-West U.S. Government Mortgage Securities Fund Institutional Class	2,235,466	24,163,832	2,908,058	6,042,447	(300,507)	(217,253)	307,999	20,812,191	5.29
					(1,216,348)	(2,635,530)	2,567,187	129,987,063	33.04
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	1,226,348	-	13,351,565	1,200,982	(75,393)	(1,187,034)	38,499	10,963,549	2.79
Great-West International Growth Fund Institutional Class	1,090,243	12,450,783	1,505,947	2,752,145	349,543	(280,352)	-	10,924,234	2.78
Great-West International Value Fund Institutional Class	2,302,110	31,122,167	4,268,131	7,390,751	1,644,879	(2,768,420)	-	25,231,127	6.41
Great-West Invesco Small Cap Value Fund Institutional Class	561,206	4,189,911	2,286,136	772,325	174,044	82,309	24,691	5,786,032	1.47
Great-West Large Cap Growth Fund Institutional Class	1,645,281	19,563,996	1,856,324	3,586,743	305,410	1,399,757	36,534	19,233,335	4.89
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	680,467	4,196,686	2,298,935	726,282	22,754	14,629	13,898	5,783,968	1.47
Great-West Mid Cap Value Fund Institutional Class	2,302,011	26,444,335	2,865,812	6,130,254	460,909	(482,060)	131,592	22,697,832	5.77
Great-West Putnam Equity Income Fund Institutional Class	2,215,228	24,517,004	3,013,676	4,859,004	272,326	(320,026)	162,171	22,351,650	5.68
Great-West Real Estate Index Fund Institutional Class	1,990,900	17,692,361	3,370,348	3,652,164	(313,409)	467,738	293,962	17,878,283	4.54
Great-West Small Cap Growth Fund Institutional Class	344,857	3,389,978	1,678,576	726,297	369,589	275,384	-	4,617,641	1.17
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,546,318	24,505,313	3,352,799	5,291,521	(107,925)	(209,918)	324,086	22,356,673	5.68
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,009,878	7,559,913	2,438,567	1,330,192	(75,774)	501,406	700	9,169,693	2.33
					3,026,953	(2,506,587)	1,026,133	176,994,017	44.98
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	86,636,700	85,761,781	10,299,408	9,594,944	-	-	663,002	86,636,700	22.02
					0	0	663,002	86,636,700	22.02
				Total	$ 1,810,605	$(5,142,117)	$4,256,322	$393,617,780	100.04%

Semi-Annual Report - June 29, 2018

Great-West Moderate Profile Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	6,160,108	$ 71,241,338	$ 5,982,647	$16,797,505	$ (262,341)	$ (1,720,646)	$ 894,380	$ 58,705,834	3.85%
Great-West Inflation-Protected Securities Fund Institutional Class	4,045,652	-	45,545,018	5,116,553	(49,408)	(416,968)	493,231	40,011,497	2.62
Great-West Loomis Sayles Bond Fund Institutional Class	8,574,705	92,768,079	8,507,419	19,756,480	(1,539,119)	(916,791)	1,834,387	80,602,228	5.28
Great-West Putnam High Yield Bond Institutional Class	4,680,294	47,487,845	4,796,602	7,177,017	(281,695)	(1,159,472)	1,229,405	43,947,957	2.88
Great-West Short Duration Bond Fund Institutional Class	428,460	8,705,283	414,083	4,947,586	(54,933)	1,422	54,198	4,173,201	0.27
Great-West Templeton Global Bond Fund Institutional Class	9,057,948	88,263,842	10,071,705	17,169,418	(2,159,461)	(822,130)	1,829,180	80,343,999	5.27
Great-West U.S. Government Mortgage Securities Fund Institutional Class	6,301,086	71,234,615	5,792,570	17,552,989	(690,766)	(811,089)	872,682	58,663,108	3.84
					(5,037,723)	(5,845,674)	7,207,463	366,447,824	24.01
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	6,583,520	-	70,824,960	5,512,031	(304,329)	(6,456,258)	204,411	58,856,671	3.85
Great-West International Growth Fund Institutional Class	5,853,575	69,682,925	5,677,605	16,471,004	629,705	(236,703)	-	58,652,822	3.84
Great-West International Value Fund Institutional Class	12,352,406	174,000,850	16,535,281	36,395,302	12,776,152	(18,758,462)	-	135,382,366	8.87
Great-West Invesco Small Cap Value Fund Institutional Class	3,016,265	23,692,069	11,249,106	5,209,353	4,470	1,365,873	131,231	31,097,695	2.04
Great-West Large Cap Growth Fund Institutional Class	8,839,846	110,008,064	7,041,280	18,947,910	4,167,011	5,236,362	194,403	103,337,795	6.77
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	3,658,119	23,784,599	11,253,565	4,826,260	(692,672)	882,109	73,893	31,094,013	2.04
Great-West Mid Cap Value Fund Institutional Class	12,364,107	148,574,621	10,502,953	37,098,170	(59,787)	(69,310)	700,366	121,910,095	7.99
Great-West Putnam Equity Income Fund Institutional Class	11,887,902	137,583,044	11,926,630	27,822,040	1,557,933	(1,738,705)	862,927	119,948,930	7.86
Great-West Real Estate Index Fund Institutional Class	6,846,724	63,377,090	9,171,794	13,123,552	(1,730,030)	2,058,252	1,008,188	61,483,585	4.03
Great-West Small Cap Growth Fund Institutional Class	1,855,714	18,962,522	8,425,109	4,641,800	1,400,773	2,102,184	-	24,848,015	1.63
Great-West T. Rowe Price Equity Income Fund Institutional Class	13,662,961	137,730,264	12,920,286	32,422,797	(3,387,757)	1,733,042	1,725,088	119,960,795	7.86
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	5,427,049	42,469,194	12,061,274	7,946,494	(312,987)	2,693,626	3,725	49,277,600	3.23
					14,048,482	(11,187,990)	4,904,232	915,850,382	60.01
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	244,541,806	253,318,393	21,916,873	30,059,973	-	-	1,899,065	244,541,806	16.02
					0	0	1,899,065	244,541,806	16.02
				Total	$ 9,010,759	$(17,033,664)	$14,010,760	$1,526,840,012	100.04%

Semi-Annual Report - June 29, 2018

Great-West Moderately Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Core Bond Fund Institutional Class	1,796,427	$ 22,650,539	$ 2,026,326	$ 7,116,596	$ (191,762)	$ (440,315)	$ 285,233	$ 17,119,954	2.61%
Great-West Inflation-Protected Securities Fund Institutional Class	1,180,727	-	14,549,116	2,751,167	(27,719)	(120,559)	157,090	11,677,389	1.78
Great-West Loomis Sayles Bond Fund Institutional Class	2,501,420	29,505,516	2,735,503	8,544,717	(599,143)	(182,958)	584,051	23,513,345	3.58
Great-West Putnam High Yield Bond Institutional Class	1,364,537	15,125,275	1,502,079	3,474,505	(119,192)	(339,849)	391,301	12,813,000	1.95
Great-West Short Duration Bond Fund Institutional Class	1,352,739	16,242,291	1,369,053	4,333,483	(82,628)	(102,177)	187,225	13,175,684	2.00
Great-West Templeton Global Bond Fund Institutional Class	2,638,585	28,078,001	3,225,544	7,849,068	(902,944)	(50,229)	582,056	23,404,248	3.56
Great-West U.S. Government Mortgage Securities Fund Institutional Class	1,838,767	22,650,540	1,974,381	7,400,772	(371,646)	(105,231)	278,328	17,118,918	2.61
					(2,295,034)	(1,341,318)	2,465,284	118,822,538	18.09
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	3,509,135	-	41,041,861	6,214,896	(521,247)	(3,455,302)	119,379	31,371,664	4.78
Great-West International Growth Fund Institutional Class	3,122,095	40,684,102	2,696,721	11,499,610	809,401	(597,824)	-	31,283,389	4.77
Great-West International Value Fund Institutional Class	6,597,242	101,629,017	8,543,445	26,606,134	7,716,212	(11,260,552)	-	72,305,777	11.01
Great-West Invesco Small Cap Value Fund Institutional Class	1,605,590	13,822,605	6,203,078	4,146,037	121,167	673,986	76,664	16,553,632	2.52
Great-West Large Cap Growth Fund Institutional Class	4,703,582	64,266,497	3,500,581	16,205,230	2,056,249	3,423,023	113,600	54,984,872	8.37
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,946,343	13,836,480	6,296,159	4,244,961	(552,867)	656,236	43,172	16,543,912	2.52
Great-West Mid Cap Value Fund Institutional Class	6,589,089	86,532,730	4,470,270	25,765,634	156,697	(268,945)	409,286	64,968,420	9.90
Great-West Putnam Equity Income Fund Institutional Class	6,346,691	80,283,254	5,325,243	19,606,008	1,806,841	(1,964,378)	504,248	64,038,112	9.75
Great-West Real Estate Index Fund Institutional Class	2,589,350	26,098,548	3,780,370	7,409,668	(660,495)	783,110	415,935	23,252,360	3.54
Great-West Small Cap Growth Fund Institutional Class	984,523	11,080,516	4,756,069	3,500,072	1,204,380	846,254	-	13,182,767	2.01
Great-West T. Rowe Price Equity Income Fund Institutional Class	7,299,812	80,289,878	6,164,383	23,121,478	(1,781,834)	759,572	1,008,144	64,092,354	9.76
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	2,886,926	24,704,037	6,758,579	6,730,068	(100,308)	1,480,746	2,176	26,213,294	3.99
					10,254,196	(8,924,074)	2,692,604	478,790,553	72.92
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	59,277,312	67,034,477	5,641,654	13,149,784	-	-	504,166	59,277,312	9.03
					0	0	504,166	59,277,312	9.03
				Total	$ 7,959,162	$(10,265,392)	$5,662,054	$656,890,403	100.04%

Semi-Annual Report - June 29, 2018

Great-West Aggressive Profile Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Emerging Markets Equity Fund Institutional Class	5,458,223	$ -	$61,451,902	$ 7,235,924	$ (433,274)	$ (5,419,464)	$ 173,930	$ 48,796,515	6.69%
Great-West International Growth Fund Institutional Class	4,848,997	61,551,764	3,778,539	16,506,641	516,030	(236,717)	-	48,586,945	6.66
Great-West International Value Fund Institutional Class	10,231,787	153,779,562	11,214,823	36,776,437	10,817,036	(16,077,562)	-	112,140,386	15.38
Great-West Invesco Small Cap Value Fund Institutional Class	2,494,795	20,853,719	9,503,798	5,890,603	(100,819)	1,254,426	111,732	25,721,340	3.53
Great-West Large Cap Growth Fund Institutional Class	7,316,601	96,908,798	4,165,875	19,669,524	3,987,771	4,125,919	165,621	85,531,066	11.73
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	3,027,067	20,889,259	9,438,974	5,640,355	(913,607)	1,042,191	62,925	25,730,070	3.53
Great-West Mid Cap Value Fund Institutional Class	10,234,642	130,889,524	5,873,784	35,956,421	(352,040)	106,684	596,724	100,913,571	13.84
Great-West Putnam Equity Income Fund Institutional Class	9,842,819	121,461,235	6,937,276	27,395,710	1,444,854	(1,688,759)	735,165	99,314,041	13.62
Great-West Real Estate Index Fund Institutional Class	2,446,573	24,242,941	3,722,473	6,970,242	(953,577)	975,057	372,151	21,970,230	3.01
Great-West Small Cap Growth Fund Institutional Class	1,535,800	16,745,468	7,136,154	4,886,490	1,435,242	1,569,230	-	20,564,363	2.82
Great-West T. Rowe Price Equity Income Fund Institutional Class	11,319,072	121,481,545	8,278,337	32,546,236	(3,694,681)	2,167,805	1,469,858	99,381,451	13.63
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,492,841	37,409,405	9,783,579	8,837,938	(390,369)	2,439,950	3,173	40,794,995	5.60
					11,362,566	(9,741,240)	3,691,279	729,444,973	100.04
				Total	$11,362,566	$ (9,741,240)	$3,691,279	$729,444,973	100.04%
3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 29, 2018, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West Conservative Profile Fund	$130,101,177	$121,489,010
Great-West Moderately Conservative Profile Fund	86,147,545	79,999,934
Great-West Moderate Profile Fund	290,616,760	340,540,657
Great-West Moderately Aggressive Profile Fund	132,560,415	218,383,624
Great-West Aggressive Profile Fund	141,285,514	219,675,827
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 29, 2018

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West, Inc. (the “Company”), including the Directors who are not interested persons of the Fund (the “Independent Directors”), at a meeting held on April 20, 2018 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Aggressive Profile Fund, Great-West Moderately Aggressive Profile Fund, Great-West Moderate Profile Fund, Great-West Moderately Conservative Profile Fund and Great-West Conservative Profile Fund (each, a “Fund,” collectively, the “Funds”) in accordance with their investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Funds.
On March 27-28, 2018, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration also was given to the fact that the Board meets with representatives of GWCM each year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance
The Board considered the investment performance of the Funds. The Board reviewed performance information for each Fund’s Investor Class and Institutional Class (Investor Class, through April 30, 2015) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2017. In evaluating the performance of the Funds, the Board noted how each Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing each Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that for the Great-West Aggressive Profile Fund, the Board noted that the Fund’s Institutional Class outperformed its benchmark index for the three- and ten-year periods ended December 31, 2017 but underperformed for the one- and five-year periods. The Fund was in the second, first, first and first quartiles, respectively, of its peer group (the first quartile being the best performers and the fourth quartile being the worst performers) for the one-, three-, five- and ten-year periods. The Fund’s Investor Class underperformed its benchmark for all periods reviewed.
For the Great-West Moderately Aggressive Profile Fund, the Board noted that for the one-, three , five- and ten-year periods ended December 31, 2017, the Fund’s Investor Class was in the third, first, second and first quartiles of its peer group, respectively, and the Institutional Class was in the second, first, first and first quartiles, respectively. The Board also noted that, although the Fund underperformed its benchmark index for the one- and five-year periods ended December 31, 2017, the Fund outperformed its benchmark index for the ten-year periods ended December 31, 2017 and the Institutional Class outperformed the benchmark index for the three-year period.
For the Great-West Moderate Profile Fund, the Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2017, the Fund was in the second, first, first and first quartiles of its peer group, respectively. The Board also noted that, although the Fund’s Institutional Class underperformed its benchmark index for the five-year period ended December 31, 2017, the Institutional Class outperformed its benchmark index for the one-, three- and ten-year periods ended December 31, 2017 and the Investor Class outperformed its benchmark for the ten-year period and underperformed its benchmark in the one-, three- and five-year periods.
For the Great-West Moderately Conservative Profile Fund, the Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2017, the Fund was in the fourth, third, third and second quartiles, respectively, of its peer group. The Board also noted that the Fund’s Institutional Class outperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2017 and the Fund’s Investor Class outperformed its benchmark index for the ten-year period and underperformed its benchmark in the one-, three- and five-year periods.
For the Great-West Conservative Profile Fund, the Board noted that for the one-, three-, five- and ten-year periods ended December 31, 2017, the Fund was in the third, second, second and second quartiles, respectively, of its peer group. The Board also noted that the Fund’s Institutional Class outperformed its benchmark index for the one-, three-, five- and ten-year periods ended December 31, 2017 and the Investor Class performed the same as the benchmark index for the one-year period and outperformed its benchmark index for the ten-year period but underperformed its benchmark for the three- and five-year periods.

Accordingly, the Board determined that it was satisfied with the investment performance of the Funds.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fee payable by the Funds. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2019, to reduce its management fee by a stated amount with respect to each Fund’s investment in a fixed income contract issued and guaranteed by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”).
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered for each Class (i) each Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered each Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer groups and peer universe.
Based on the information provided, the Board noted that for each Class of the Great-West Aggressive Profile Fund, the Fund’s Contractual Management Fee was lower than the average and median contractual management fees of its respective peer group of funds. The Board also noted that for each Class the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its respective peer group and in the second quartile of its respective peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses). The Fund’s Institutional Class total annual operating expense ratio was also lower than the average and median of the peer universe.
For the Great-West Moderately Aggressive Profile Fund, the Board noted that the Fund’s Contractual Management Fee for each Class was the same as the median contractual management fee of its respective peer group of funds. In addition, the Investor Class Contractual Management Fee was the same as the average of its peer group. The Institutional Class Contractual Management Fee was lower than the average contractual management fee of its peer group. The Board also noted that the Fund’s total annual operating expense ratio for each Class was in the first quartile (Institutional Class) or second quartile (Investor Class) of its peer group of funds and was lower than the average and median total annual operating expense ratio of its respective peer group and peer universe of funds.
For the Great-West Moderate Profile Fund, the Board noted that the Fund’s Institutional Class Contractual Management Fee was lower than the average and the same as the median contractual management fee of its peer group of funds and the Fund’s Investor Class Management Fee was lower than the average and median contractual management fee of its peer group. The Board also noted that the Fund’s total annual operating expense ratio for each Class was lower than the average and median total annual operating expense ratio of its respective peer group and peer universe of funds and in the first quartile of its respective peer group.
For the Great-West Moderately Conservative Profile Fund, the Board noted that for each Class that the Fund’s Contractual Management Fee was lower than the average and the same as the median contractual management fee of its respective peer group of funds. The Board also noted that for each Class the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its respective peer group and peer universe of funds and in the first quartile of its respective peer group.
For the Great-West Conservative Profile Fund, the Board noted that for each Class the Fund’s Contractual Management Fee was lower than the average and the same as (Institutional Class) or higher than (Investor Class, by one basis point) the median contractual management fee of its respective peer group of funds. The Board also noted that for each Class that the Fund’s total annual operating expense ratio was lower than the average and median total annual operating expense ratio of its respective peer group and peer universe of funds and in the first quartile of its respective peer group.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund.

The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Funds, whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded that, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Funds.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by an affiliate of GWCM, including, in particular the shareholder services provided by GWLA. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that each Fund’s management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 23, 2018